Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Performance units (PUs)
Share-based payments
Schedule of assumptions used in estimating fair value

	June 30, 2026	December 31, 2025
	PUs	PUs
Risk free rate	4.44%	4.18%
Fair value (USD)	19.10	26.17
Share price (USD)	19.10	26.17
Performance multiplier percentage	69%-90%	26% - 83%
Volatility	1.86	1.85
January exercise price – 2022 awards (USD)	—	9.18
April exercise price – 2023 awards (USD)	22.59	12.49
April exercise price – 2024 awards (USD)	22.59	12.49

Share units granted:	PUs	PUs
2022	—	22,574
2023	28,062	61,073
2024	100,842	163,142
2025	148,169	159,346
2026	105,464	—
Settlements/ terminations	(92,800)	(129,062)
Total awards outstanding	289,737	277,073

Equity-settled performance units (EPUs)
Share-based payments
Schedule of assumptions used in estimating fair value

					Bilboes Management
Grant date	April 8, 2024	April 1, 2025	April 1, 2026	June 29, 2026	April 1, 2026	May 11, 2026	June 1, 2026
Number of units – remaining at reporting date	121,995	107,615	77,329	4,544	77,329	17,462	5,225
Share price (USD) - grant date	10.91	12.49	22.59	19.43	22.59	23.92	23.76
Fair value (USD) - grant date	9.53	10.06	21.92	18.10	21.92	22.81	20.98
Performance multiplier percentage at grant date	100%	100%	100%	100%	100%	100%	100%
Performance multiplier percentage at June 30, 2026	83%	70%	90%	90%	100%	100%	100%

Equity restricted share units (ERSUs)
Share-based payments
Schedule of assumptions used in estimating fair value

Grant date	April 1, 2026
Vesting dates(1)	third on each of the first business day in April 2026, 2027 and 2028
Number of units - remaining at reporting date	4,176
Share price (USD) - grant date	12.49
Fair value (USD) - grant date	12.49
Performance multiplier percentage at grant date	100%
(1)	The ERSUs will vest in three tranches on April 1, 2026, 2027 and 2028.